CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	[1]	¥ 1,326,013	¥ 559,756	¥ 1,197,992
Less: Net income (loss) attributable to noncontrolling interests		167,983	(33,637)	285,519
Net income attributable to MHFG shareholders		1,158,031	593,393	912,473
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		278,340	238,631	222,714
Provision (credit) for credit losses		188,465	96,943	47,135
Investment losses (gains)—net		(961,282)	186,486	(1,003,842)
Equity in losses (earnings) of equity method investees—net	[2]	(75,152)	(28,233)	(19,791)
Foreign exchange losses (gains)—net		386,191	(35,254)	737,268
Deferred income tax expense (benefit)		(65,445)	(104,358)	165,355
Net change in trading account assets		(10,023,197)	(1,946,305)	(5,783,698)
Net change in trading account liabilities		6,946,018	595,934	270,707
Net change in loans held for sale		48,303	(287,927)	125,402
Net change in accrued income		(23,629)	17,830	(148,029)
Net change in accrued expenses		180,650	(29,661)	138,098
Other—net		181,339	761,563	875,705
Net cash provided by (used in) operating activities		(1,781,369)	59,044	(3,460,502)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		25,882,312	29,403,773	28,361,232
Proceeds from sales of Equity securities	[3]	5,513,705	2,872,217	2,834,790
Proceeds from maturities of Available-for-sale securities		5,579,293	17,213,606	39,223,805
Proceeds from maturities of Held-to-maturity securities		716,207	712,029	450,249
Purchases of Available-for-sale securities		(37,660,715)	(43,329,158)	(60,811,386)
Purchases of Held-to-maturity securities		(1,100,053)	(943,708)	(2,154,616)
Purchases of Equity securities	[3]	(5,705,197)	(2,354,450)	(3,406,497)
Proceeds from sales of loans		1,399,457	1,114,090	681,116
Net change in loans		(5,141,690)	(2,208,464)	(909,874)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(942,767)	(6,803,413)	(7,739,449)
Proceeds from sales of premises and equipment		34,340	94,134	13,594
Purchases of premises and equipment		(307,003)	(338,013)	(256,475)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		5,636	37,044	89,522
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(41,308)	0	(55,469)
Payments for sales of investments in subsidiaries (affecting the scope of consolidation)		(38,621)	0	0
Net cash used in investing activities		(11,806,403)	(4,530,312)	(3,679,457)
Cash flows from financing activities:
Net change in deposits		1,482,684	1,846,792	2,466,532
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		(1,157,853)	1,693,993	9,633,825
Net change in due to trust accounts		(1,432)	57,784	(503,770)
Net change in other short-term borrowings		(2,763,358)	1,934,023	14,167
Proceeds from issuance of long-term debt		7,655,894	3,144,808	3,061,735
Repayment of long-term debt		(2,548,148)	(4,336,484)	(2,956,548)
Proceeds from noncontrolling interests		13,723	33,292	62,780
Payments to noncontrolling interests		(44,401)	(5,084)	(67,169)
Proceeds from sales of treasury stock		2,263	2,865	2,768
Purchases of treasury stock		(404,325)	(102,921)	(3,384)
Dividends paid		(368,704)	(304,426)	(234,787)
Dividends paid to noncontrolling interests		(11,130)	(9,223)	(18,549)
Net cash provided by financing activities		1,855,213	3,955,420	11,457,601
Effect of exchange rate changes on cash and cash equivalents		902,982	(161,217)	1,803,107
Net increase (decrease) in cash and cash equivalents		(10,829,577)	(677,064)	6,120,748
Cash and cash equivalents at beginning of fiscal year		73,435,979	74,113,043	67,992,295
Cash and cash equivalents at end of fiscal year		62,606,401	73,435,979	74,113,043
Supplemental disclosure of cash flow information:
Interest paid		4,376,289	5,044,971	4,758,832
Income taxes paid		276,443	124,107	287,693
Noncash investing activities:
Transfer of loans into loans held for sale		78,341	31,866	2,227
Transfer of loans held-for-sale into loans		¥ 186,640	¥ 0	¥ 0

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.